SEGMENT REPORTING (Reconciliation of Reporting Information from Segments to Consolidated Totals) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Segment Reporting Information [Line Items]
Total revenues of reportable segment and consolidated revenues	$ 182,127		$ 170,167		$ 150,318
Operating Income
Total operating income for reportable segments	45,870		37,930		29,947
Financing income, net			(166)		6,755
Other income (expenses)	(856)		(4,760)		(1,617)
Consolidated income before taxes on income	47,574		38,002		37,689
Assets
Current assets	103,222		108,861
Property and equipment, net	31,908		32,546		34,156
Total assets	152,337		160,542		147,339
Other significant items
Expenditures for assets	13,172		12,576		7,713
Asset expenditures, reportable segments and unallocated amounts	15,193		13,963		10,033
Depreciation, amortization and impairment for reportable segments	9,068		9,718		11,601
Depreciation and amortization	12,219		16,196		14,671
Reportable Segment [Member]
Operating Income
Total operating income for reportable segments	45,870		37,930		29,947
Assets
Total assets	78,930	[1]	82,297	[1]	84,004	[1]
Other significant items
Expenditures for assets	13,172		12,576		7,713
Depreciation, amortization and impairment for reportable segments	9,990		14,338		11,601
Unallocated Amounts [Member]
Operating Income
Financing income, net	1,704		238		987
Other income (expenses)			(166)		6,755
Assets
Current assets	57,159		61,530		48,512
Investments in affiliated and other companies	1,095		1,511		242
Property and equipment, net	7,786		8,644		9,187
Other unallocated amounts	7,367		6,560		5,394
Other significant items
Expenditure for assets unallocated amounts	2,021		1,387		2,320
Depreciation and amortization, unallocated amounts	$ 2,229		$ 1,858		$ 3,070

[1]	Including goodwill.